LEASES - Operating leases as lessor (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASES
Minimum future operating lease payments to be received	$ 443,450	$ 490,339
Operating lease income	724,656	795,179	$ 833,244
Income recognized for other services related to operating lease	$ 629,473	671,251	$ 660,442
Minimum
LEASES
Term of operating leases	1 year
Maximum
LEASES
Term of operating leases	10 years
Less than 1 year
LEASES
Minimum future operating lease payments to be received	$ 232,527	246,875
Between 1 and 5 years
LEASES
Minimum future operating lease payments to be received	139,869	186,465
Greater than 5 years
LEASES
Minimum future operating lease payments to be received	$ 71,054	$ 56,999